INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED INCOME TAXES

Deferred taxes are comprised of the following components:

	As of December 31	As of December 31
	2021	2020

Deferred tax assets
Deferred research and development expenses	$38	$26
Employee compensation and benefits	$19	$50
Operating loss carryforward	$7,264	$7,110
Operating lease right of use asset	$68	-
Accrued severance pay	$13	$42

Total deferred tax assets	$7,402	$7,228

Deferred tax liabilities:
Differences between tax basis and carrying values of loans	$39	$-
Operating lease right of use liability	$70	-
Intangible assets associated with business combinations	$956	$420
Total deferred tax liabilities	$1,065	420

Net deferred tax assets before valuation allowance	$6,337	$6,808
Valuation allowance	(7,230)	(7,076)
Net deferred tax liabilities	$893	$268

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFITS)

Income tax expenses are comprised as follows:

	Year ended 31,
	2021	2020

Current tax expenses	$302	$452
Tax benefit in respect of prior years	$(73)	$(126)
Deferred tax income	$(139)	$(145)
Taxes on income	$90	$181

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statements of operations is as follows:

	Year ended 31,
	2021	2020

Income before income taxes as reported in the combined consolidated statements of operations	$681	$2,510
Statutory tax rate the US	21%	21%
Theoretical tax expense	$143	$527
Increase (decrease) in tax expenses resulting from:
Lower tax rates for preferred technology enterprises	(262)	(412)
Non-deductible expenses	10	15
Tax benefits in respect of prior years	(73)	(126)
Change in valuation allowance	154	73
Others	118	104
Taxes on income	$90	$181

SCHEDULE OF LOSS (INCOME) FROM CONTINUING OPERATIONS, BEFORE TAXES ON INCOME	F. Income before taxes includes the following components:
	Year ended 31,
	2021	2020

USA	$(164)	$(65)
Israel	845	2,575
	$681	$2,510